Other assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Assets

“Other assets” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Deposits	¥59,637	¥72,002
Deferred customer activation costs	75,657	70,150
Receivables held for sale (Non-current).	—	149,972
Installment receivables for handsets (Non-current).	88,716	—
Allowance for doubtful accounts	(1,530)	(1,926)
Long-term bailment for consumption to a related party	10,000	240,000
Other	23,267	29,941

Total	¥255,747	¥560,139